Loans and other financial assets at amortized cost - Details of restricted due from banks (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted due from financial institutions [Line Items]
Total	₩ 1,579,481	₩ 1,408,640
Due from banks in local currency
Restricted due from financial institutions [Line Items]
Total	316,280	130,042
Due from banks in local currency | Due from KSFC
Restricted due from financial institutions [Line Items]
Total		₩ 68
Reason of restriction		Futures margin
Counterparty		KB Securities Co. Ltd. and SI SECURITIES CORPORATION
Due from banks in local currency | Others
Restricted due from financial institutions [Line Items]
Total	₩ 77,835	₩ 129,974
Reason of restriction	Reserve deposits	Domestic currency exchange and collateral related to promissory notes and others
Counterparty	Korea Federation of Savings Bank and others	Korea Federation of Savings Bank and others
Due from banks in local currency | Securities trading
Restricted due from financial institutions [Line Items]
Total	₩ 238,445
Reason of restriction	Customer deposit refund reserve and futures trading margin and others
Counterparty	Korea Securities Finance Corporation
Due from banks in foreign currencies
Restricted due from financial institutions [Line Items]
Total	₩ 1,263,201	₩ 1,278,598
Due from banks in foreign currencies | Due from banks on demand
Restricted due from financial institutions [Line Items]
Total	₩ 169,064	₩ 216,147
Reason of restriction	Reserve deposits and others	Reserve deposits and others
Counterparty	National Bank of Cambodia and others	National Bank of Cambodia and others
Due from banks in foreign currencies | Due from banks on time
Restricted due from financial institutions [Line Items]
Total	₩ 284	₩ 321
Reason of restriction	Usage deposits for fund settlement system and others	Usage deposits for fund settlement system
Counterparty	National Bank of Cambodia	National Bank of Cambodia
Due from banks in foreign currencies | Others
Restricted due from financial institutions [Line Items]
Total	₩ 1,093,853	₩ 1,062,130
Reason of restriction	CSA collateral and others	Reserve deposits and others
Counterparty	BNP-PARIBAS, PAR and others	People’s Bank of China and others